American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
October 31, 2024

One Choice Blend+ 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.1%
American Century Low Volatility ETF	14,282	767,823
Avantis U.S. Equity Fund G Class	373,283	6,808,674
Avantis U.S. Small Cap Value Fund G Class	36,825	641,118
Focused Dynamic Growth Fund G Class(2)	29,475	1,971,594
Focused Large Cap Value Fund G Class	424,425	4,732,344
Growth Fund G Class	41,053	2,486,196
Heritage Fund G Class	31,760	964,547
Mid Cap Value Fund G Class	66,567	1,122,312
Small Cap Growth Fund G Class(2)	26,673	630,021
		20,124,629
Domestic Fixed Income Funds — 29.7%
Avantis Core Fixed Income Fund G Class	1,171,003	9,777,871
Avantis Short-Term Fixed Income Fund G Class	29,805	284,046
High Income Fund G Class	266,368	2,312,071
Inflation-Adjusted Bond Fund G Class	112,880	1,203,298
Short Duration Inflation Protection Bond Fund G Class	57,059	600,262
		14,177,548
International Equity Funds — 18.0%
Avantis Emerging Markets Equity Fund G Class	83,614	1,033,473
Avantis International Equity Fund G Class	219,354	2,713,411
Emerging Markets Fund G Class	46,350	547,853
Focused International Growth Fund G Class	84,590	1,488,781
Global Real Estate Fund G Class	58,779	816,444
International Small-Mid Cap Fund G Class	41,374	423,666
International Value Fund G Class	109,978	988,704
Non-U.S. Intrinsic Value Fund G Class	59,042	577,431
		8,589,763
International Fixed Income Funds — 10.2%
Emerging Markets Debt Fund G Class	122,306	1,092,190
Global Bond Fund G Class	431,301	3,808,389
		4,900,579
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $42,298,390)		47,792,519
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$47,792,519

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$711	$37	—	$21	$769	15	—	$2
Avantis U.S. Equity Fund	6,723	185	$261	162	6,809	373	$11	—
Avantis U.S. Small Cap Value Fund	648	20	—	(27)	641	37	—	—
Focused Dynamic Growth Fund(3)	2,049	—	164	87	1,972	29	19	—
Focused Large Cap Value Fund	4,700	96	195	131	4,732	424	7	32
Growth Fund	2,402	71	63	76	2,486	41	1	—
Heritage Fund	920	1	17	61	965	32	1	—
Mid Cap Value Fund	1,147	7	44	12	1,122	67	(2)	7
Small Cap Growth Fund(3)	620	8	—	2	630	27	—	—
Avantis Core Fixed Income Fund	9,427	555	123	(81)	9,778	1,171	(4)	112
Avantis Short-Term Fixed Income Fund	269	15	—	—	284	30	—	3
High Income Fund	2,226	71	—	15	2,312	266	—	41
Inflation-Adjusted Bond Fund	1,157	40	—	6	1,203	113	—	—
Short Duration Inflation Protection Bond Fund	554	40	—	6	600	57	—	—
Avantis Emerging Markets Equity Fund	1,022	19	29	21	1,033	84	2	—
Avantis International Equity Fund	2,699	77	34	(29)	2,713	219	1	—
Emerging Markets Fund	540	1	7	14	548	46	1	—
Focused International Growth Fund	1,498	8	10	(7)	1,489	85	—	—
Global Real Estate Fund	820	3	60	54	817	59	(4)	—
International Small-Mid Cap Fund	439	—	2	(13)	424	41	—	—
International Value Fund	956	42	—	(9)	989	110	—	—
Non-U.S. Intrinsic Value Fund	599	—	8	(14)	577	59	1	—
Emerging Markets Debt Fund	1,073	24	14	9	1,092	122	(1)	15
Global Bond Fund	3,661	114	—	33	3,808	431	—	—
	$46,860	$1,434	$1,031	$530	$47,793	3,938	$33	$212
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.